Operating Leases - Right-of-use Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Operating leases
Operating lease right-of-use assets	¥ 566,316	$ 77,585	¥ 672,193